Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Preferred Stock Summary
BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01. The following table summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2016 and Dec. 31, 2015.

Preferred stock summary			Liquidation preference per share (in dollars)	Total shares issued and outstanding
						Carrying value (a)
(dollars in millions, unless otherwise noted)		Per annum dividend rate		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Series A	Noncumulative Perpetual Preferred Stock	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$100,000	5,001	5,001	$500	$500
Series C	Noncumulative Perpetual Preferred Stock	5.2%	$100,000	5,825	5,825	568	568
Series D	Noncumulative Perpetual Preferred Stock	4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	$100,000	5,000	5,000	494	494
Series E	Noncumulative Perpetual Preferred Stock	4.95% commencing Dec. 20, 2015 to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	$100,000	10,000	10,000	990	990
Series F	Noncumulative Perpetual Preferred Stock	4.625% commencing March 20, 2017 to and including Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	$100,000	10,000	—	990	—
Total				35,826	25,826	$3,542	$2,552

(a)	The carrying value of the Series C, Series D, Series E and Series F preferred stock is recorded net of issuance costs.

Schedule Of Regulatory Capital Ratios
Our consolidated and largest bank subsidiary, The Bank of New York Mellon, regulatory capital ratios are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2016	2015
Consolidated regulatory capital ratios:
CET1	10.6%	10.8%
Tier 1 capital ratio	12.6	12.3%
Total (Tier 1 plus Tier 2) capital ratio	13.0	12.5
Leverage capital ratio	6.6	6.0

The Bank of New York Mellon regulatory capital ratios:
CET1	13.6%	11.8%
Tier 1 capital ratio	13.9	12.3
Total (Tier 1 plus Tier 2) capital ratio	14.2	12.5
Leverage capital ratio	7.2	5.9

(a)
For the CET1, Tier 1 and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches. The leverage capital ratio is based on Tier 1 capital, as phased-in and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1, Total and leverage capital ratios must be at least 6.5%, 8%, 10% and 5%, respectively.

Components of transitional Basel III capital
The following table presents the components of our transitional CET1, Tier 1 and Tier 2 capital, the risk-weighted assets determined under the Standardized and Advanced Approaches and the average assets used for leverage capital purposes.

Components of transitional capital (a) (in millions)	Dec. 31,
	2016	2015
CET1:
Common shareholders’ equity	$35,794	$36,067
Goodwill and intangible assets	(17,314)	(17,295)
Net pension fund assets	(55)	(46)
Equity method investments	(313)	(296)
Deferred tax assets	(19)	(8)
Other	—	(5)
Total CET1	18,093	18,417
Other Tier 1 capital:
Preferred stock	3,542	2,552
Trust preferred securities	—	74
Disallowed deferred tax assets	(13)	(12)
Net pension fund assets	(36)	(70)
Other	(121)	(25)
Total Tier 1 capital	$21,465	$20,936

Tier 2 capital:
Trust preferred securities	$148	$222
Subordinated debt	550	149
Allowance for credit losses	281	275
Other	(12)	(12)
Total Tier 2 capital - Standardized Approach	967	634
Excess of expected credit losses	50	37
Less: Allowance for credit losses	281	275
Total Tier 2 capital - Advanced Approach	$736	$396

Total capital:
Standardized Approach	$22,432	$21,570
Advanced Approach	$22,201	$21,332

Risk-weighted assets:
Standardized Approach	$147,671	$159,893
Advanced Approach:
Credit Risk	$97,659	$106,974
Market Risk	2,836	2,148
Operational Risk	70,000	61,262
Total Advanced Approach	$170,495	$170,384

Average assets for leverage capital purposes	$326,809	$351,435

(a)	Reflects transitional adjustments to CET1, Tier 1 capital and Tier 2 capital required in 2016 and 2015 under the U.S. capital rules.

Schedule Of Capital Above Thresholds Table
The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under the transitional rules.

Capital above thresholds at Dec. 31, 2016
(in millions)	Consolidated		The Bank of New York Mellon	(b)
CET1	$8,716	(a)	$9,644
Tier 1 capital	9,530	(a)	$8,091
Total capital	5,152	(b)	5,747
Leverage capital	8,393	(a)	5,824

(a)	Based on minimum required standards, with applicable buffers.

(b)	Based on well capitalized standards.